SCHEDULE OF AGING ANALYSIS OF TRADE RECEIVABLES THAT WERE NEITHER PAST DUE NOR IMPAIRED OR PAST DUE BUT NOT IMPAIRED (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables		¥ 51,416
Financial assets neither past due nor impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivables		81
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Financial assets past due but not impaired [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Financial assets past due but not impaired [member] | Later than one month and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables
Financial assets past due but not impaired [member] | Later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		¥ 51,335